the

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 32.4%
	AEROSPACE & DEFENSE — 0.7%
800,000	Rolls-Royce PLC(a)		5.7500	10/15/27	$ 808,061
750,000	TransDigm, Inc.(a)		6.7500	08/15/28	756,142
750,000	TransDigm, Inc.(a)		6.3750	05/31/33	750,448
					2,314,651
	APPAREL & TEXTILE PRODUCTS — 0.1%
368,917	Beach Acquisition Bidco, LLC(a)		10.0000	07/15/33	396,327

	ASSET MANAGEMENT — 0.1%
400,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation		9.0000	06/15/30	381,056

	AUTOMOTIVE — 1.3%
500,000	American Axle & Manufacturing, Inc.(a)		7.7500	10/15/33	492,760
500,000	Aston Martin Capital Holdings Ltd.(a)		10.0000	03/31/29	281,593
750,000	Ford Motor Credit Company, LLC		7.3500	11/04/27	769,738
1,500,000	Mercedes-Benz Finance North America, LLC		8.5000	01/18/31	1,699,956
500,000	Nissan Motor Company Ltd.(a)		4.8100	09/17/30	463,480
600,000	Tenneco, Inc.(a)		8.0000	11/17/28	601,994
					4,309,521
	BANKING — 1.6%
1,000,000	Bank of America Corporation		7.7500	05/14/38	1,156,293
1,000,000	Barclays PLC(b)	H15T1Y + 3.500%	7.4370	11/02/33	1,101,020
1,000,000	Citigroup, Inc.		8.1250	07/15/39	1,217,720
750,000	HSBC Holdings PLC(b)	SOFRRATE + 4.250%	8.1130	11/03/33	845,158
1,000,000	Lloyds Banking Group PLC(b)	H15T1Y + 3.750%	7.9530	11/15/33	1,116,962
					5,437,153
	BEVERAGES — 1.0%
2,000,000	Anheuser-Busch InBev Worldwide, Inc.		8.2000	01/15/39	2,461,257
1,000,000	PepsiCo, Inc.		7.0000	03/01/29	1,061,579
					3,522,836
	BIOTECH & PHARMA — 0.7%
300,000	1261229 BC Ltd.(a)		10.0000	04/15/32	306,907
500,000	Bausch Health Companies, Inc.(a)		11.0000	09/30/28	511,250
1,000,000	Jazz Securities DAC(a)		4.3750	01/15/29	979,420

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 32.4% (Continued)
	BIOTECH & PHARMA — 0.7% (Continued)
500,000	Merck & Company, Inc.	6.5000	12/01/33	$ 542,863
300,000	Organon & Company / Organon Foreign Debt Co-Issuer(a)	5.1250	04/30/31	297,001
				2,637,441
	CABLE & SATELLITE — 1.5%
350,000	Altice Financing S.A.(a)	5.7500	08/15/29	221,242
308,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)	5.1250	05/01/27	307,577
1,250,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)	4.7500	03/01/30	1,168,690
750,000	CSC Holdings, LLC(a)	11.7500	01/31/29	429,868
1,000,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.(a)	10.0000	02/15/31	1,045,936
1,250,000	Directv Financing, LLC / Directv Financing Inc.(a)	5.8750	08/15/27	1,249,998
1,000,000	Sirius XM Radio, Inc.(a)	4.0000	07/15/28	973,159
				5,396,470
	CHEMICALS — 0.5%
400,000	Olympus Water US Holding Corporation(a)	7.2500	02/15/33	392,090
550,000	Tronox, Inc.(a)	4.6250	03/15/29	338,520
350,000	Windsor Holdings III, LLC(a)	8.5000	06/15/30	364,574
600,000	WR Grace Holdings, LLC(a)	5.6250	08/15/29	551,304
				1,646,488
	COMMERCIAL SUPPORT SERVICES — 0.1%
400,000	Allied Universal Holdco, LLC(a)	7.8750	02/15/31	415,592

	CONSTRUCTION MATERIALS — 0.4%
500,000	Quikrete Holdings, Inc.(a)	6.3750	03/01/32	506,500
850,000	Standard Industries, Inc.(a)	4.3750	07/15/30	803,191
				1,309,691
	CONTAINERS & PACKAGING — 0.4%
400,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh Metal Packaging Finance PLC(a)	4.0000	09/01/29	380,009
500,000	Mauser Packaging Solutions Holding Company(a)	7.8750	04/15/27	500,625
500,000	Mauser Packaging Solutions Holding Company(a)	7.8750	04/15/30	510,312
				1,390,946
	DIVERSIFIED INDUSTRIALS — 0.6%
2,000,000	General Electric Company	6.7500	03/15/32	2,177,620

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 32.4% (Continued)
	E-COMMERCE DISCRETIONARY — 0.2%
800,000	Rakuten Group, Inc.(a)	9.7500	04/15/29	$ 868,486

	ELECTRIC UTILITIES — 1.6%
1,000,000	Appalachian Power Company	7.0000	04/01/38	1,093,654
1,000,000	Dominion Energy, Inc.	7.0000	06/15/38	1,095,772
700,000	FirstEnergy Corporation	3.9000	07/15/27	696,489
400,000	NRG Energy, Inc.(a)	5.7500	01/15/34	389,794
350,000	NRG Energy, Inc.(a)	6.0000	01/15/36	342,840
190,000	PG&E Corporation	5.0000	07/01/28	188,331
750,000	Progress Energy, Inc.	7.7500	03/01/31	829,987
500,000	Talen Energy Supply, LLC(a)	6.2500	02/01/34	490,229
400,000	Vistra Operations Company, LLC(a)	7.7500	10/15/31	417,181
				5,544,277
	ELECTRICAL EQUIPMENT — 0.1%
500,000	Emerald Debt Merger Sub, LLC(a)	6.6250	12/15/30	508,685

	ENGINEERING & CONSTRUCTION — 0.1%
400,000	Fluor Corporation	4.2500	09/15/28	392,137

	ENTERTAINMENT CONTENT — 0.4%
750,000	Univision Communications, Inc.(a)	7.3750	06/30/30	747,372
650,000	Warnermedia Holdings, Inc.	4.2790	03/15/32	575,714
400,000	Warnermedia Holdings, Inc.	5.0500	03/15/42	274,012
				1,597,098
	FOOD — 0.4%
300,000	Chobani, LLC / Chobani Finance Corp, Inc.(a)	7.6250	07/01/29	309,824
750,000	Kraft Heinz Foods Company	6.8750	01/26/39	800,363
350,000	Viking Baked Goods Acquisition Corporation(a)	8.6250	11/01/31	352,697
				1,462,884
	GAS & WATER UTILITIES — 0.1%
500,000	Atmos Energy Corporation	5.4500	10/15/32	508,996

	HEALTH CARE FACILITIES & SERVICES — 1.1%
522,000	CHS/Community Health Systems, Inc.(a)	10.8750	01/15/32	551,251

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 32.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 1.1% (Continued)
1,000,000	DaVita, Inc.(a)	4.6250	06/01/30	$ 963,762
500,000	Encompass Health Corporation	4.7500	02/01/30	489,118
400,000	IQVIA, Inc.(a)	6.2500	06/01/32	405,646
700,000	Tenet Healthcare Corporation	6.1250	10/01/28	700,855
900,000	Tenet Healthcare Corporation	6.1250	06/15/30	905,770
				4,016,402
	HOME & OFFICE PRODUCTS — 0.1%
500,000	Newell Brands, Inc.(a)	8.5000	06/01/28	522,508

	INDUSTRIAL SUPPORT SERVICES — 0.4%
650,000	United Rentals North America, Inc.	3.8750	11/15/27	642,899
750,000	United Rentals North America, Inc.	5.2500	01/15/30	747,066
				1,389,965
	INSTITUTIONAL FINANCIAL SERVICES — 1.3%
150,000	Coinbase Global, Inc.(a)	3.3750	10/01/28	142,468
3,000,000	Goldman Sachs Group, Inc. (The)	6.7500	10/01/37	3,174,778
250,000	Jane Street Group / JSG Finance, Inc.(a)	4.5000	11/15/29	242,688
500,000	Jefferies Financial Group, Inc.	6.4500	06/08/27	507,271
750,000	Morgan Stanley	7.2500	04/01/32	832,200
				4,899,405
	INSURANCE — 1.3%
300,000	Ardonagh Finco Ltd.(a)	7.7500	02/15/31	304,784
500,000	Asurion, LLC and Asurion Co-Issuer, Inc.(a)	8.0000	12/31/32	506,094
550,000	Genworth Holdings, Inc.	6.5000	06/15/34	550,272
300,000	HUB International Ltd.(a)	7.2500	06/15/30	309,026
350,000	HUB International Ltd.(a)	7.3750	01/31/32	358,112
300,000	Jones Deslauriers Insurance Management, Inc.(a)	8.5000	03/15/30	309,868
1,700,000	MetLife, Inc.	10.7500	08/01/39	2,148,298
400,000	Panther Escrow Issuer, LLC(a)	7.1250	06/01/31	399,365
				4,885,819
	INTERNET MEDIA & SERVICES — 0.4%
500,000	Netflix, Inc.	5.8750	11/15/28	513,725
1,000,000	Uber Technologies, Inc.(a)	4.5000	08/15/29	987,520
				1,501,245

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 32.4% (Continued)
	LEISURE FACILITIES & SERVICES — 2.9%
500,000	1011778 BC ULC / New Red Finance, Inc.(a)	3.8750	01/15/28	$ 490,198
750,000	1011778 BC ULC / New Red Finance, Inc.(a)	4.0000	10/15/30	704,971
500,000	Caesars Entertainment, Inc.(a)	7.0000	02/15/30	501,966
350,000	Carnival Corporation Ltd.(a)	5.7500	08/01/32	346,855
900,000	Hilton Domestic Operating Company, Inc.(a)	3.6250	02/15/32	815,079
1,000,000	KFC Holding Co/Pizza Hut Holdings, LLC/Taco Bell of America, LLC(a)	4.7500	06/01/27	997,388
700,000	Las Vegas Sands Corporation	3.9000	08/08/29	674,783
1,200,000	Live Nation Entertainment, Inc.(a)	6.5000	05/15/27	1,201,402
850,000	Melco Resorts Finance Ltd.(a)	5.3750	12/04/29	821,709
750,000	Midwest Gaming Borrower, LLC(a)	4.8750	05/01/29	728,779
500,000	NCL Corporation Ltd.(a)	6.7500	02/01/32	490,384
750,000	Royal Caribbean Cruises Ltd.(a)	6.2500	03/15/32	762,194
500,000	Royal Caribbean Cruises Ltd.(a)	6.0000	02/01/33	503,680
378,000	Voyager Parent, LLC(a)	9.2500	07/01/32	401,832
850,000	Wynn Macau Ltd.(a)	5.6250	08/26/28	841,904
				10,283,124
	MACHINERY — 0.1%
600,000	Hillenbrand, Inc.	3.7500	03/01/31	459,102

	MEDICAL EQUIPMENT & DEVICES — 0.9%
400,000	Avantor Funding, Inc.(a)	4.6250	07/15/28	394,685
950,000	Boston Scientific Corporation	7.3750	01/15/40	1,099,448
750,000	Koninklijke Philips N.V.	6.8750	03/11/38	820,803
1,000,000	Medline Borrower, L.P.(a)	3.8750	04/01/29	967,796
				3,282,732
	METALS & MINING — 0.5%
500,000	FMG Resources August 2006 Pty Ltd.(a)	4.3750	04/01/31	470,801
750,000	Novelis Corporation(a)	4.7500	01/30/30	721,377
1,000,000	Vale Overseas Ltd.	8.2500	01/17/34	1,157,661
				2,349,839
	OIL & GAS PRODUCERS — 2.4%
500,000	Apache Corporation	5.1000	09/01/40	440,298
400,000	Cheniere Energy, Inc.	4.6250	10/15/28	398,206
400,000	Civitas Resources, Inc.(a)	8.7500	07/01/31	417,737

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 32.4% (Continued)
	OIL & GAS PRODUCERS — 2.4% (Continued)
750,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(a)	5.5000	06/15/31	$ 729,891
750,000	Occidental Petroleum Corporation	6.1250	01/01/31	775,751
1,000,000	Occidental Petroleum Corporation	6.4500	09/15/36	1,052,469
500,000	PBF Holding Company, LLC / PBF Finance Corporation(a)	9.8750	03/15/30	535,925
500,000	Rockcliff Energy II, LLC(a)	5.5000	10/15/29	489,452
600,000	Southwestern Energy Company	4.7500	02/01/32	580,777
400,000	Sunoco, L.P.(a)	5.6250	03/15/31	395,121
1,000,000	Tosco Corporation	8.1250	02/15/30	1,095,063
1,250,000	Venture Global LNG, Inc.(a)	8.3750	06/01/31	1,292,559
500,000	Venture Global LNG, Inc.(a)	9.8750	02/01/32	532,494
				8,735,743
	OIL & GAS SERVICES & EQUIPMENT — 1.0%
1,000,000	Nabors Industries, Inc.(a)	9.1250	01/31/30	1,048,744
700,000	Transocean, Inc.(a)	8.7500	02/15/30	727,364
500,000	Transocean, Inc.	7.5000	04/15/31	501,777
750,000	USA Compression Partners, L.P. / USA Compression Finance Corporation(a)	7.1250	03/15/29	766,438
400,000	Valaris Ltd.(a)	8.3750	04/30/30	414,251
184,000	Weatherford International Ltd.(a)	8.6250	04/30/30	185,871
				3,644,445
	PUBLISHING & BROADCASTING — 0.1%
450,000	Gray Media, Inc.(a)	10.5000	07/15/29	474,864

	REAL ESTATE INVESTMENT TRUSTS — 0.9%
500,000	Iron Mountain, Inc.(a)	5.2500	07/15/30	489,305
350,000	Millrose Properties, Inc.(a)	6.3750	08/01/30	352,916
400,000	MPT Operating Partnership, L.P. / MPT Finance Corporation	3.5000	03/15/31	273,285
300,000	RHP Hotel Properties, L.P. / RHP Finance Corporation(a)	6.5000	04/01/32	305,350
750,000	SBA Communications Corporation	3.1250	02/01/29	716,616
300,000	Service Properties Trust(a)	8.6250	11/15/31	315,428
750,000	Simon Property Group, L.P.	6.7500	02/01/40	819,105
				3,272,005
	REAL ESTATE OWNERS & DEVELOPERS — 0.1%
300,000	Howard Hughes Corporation (The)(a)	4.3750	02/01/31	280,545

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 32.4% (Continued)
	RETAIL - DISCRETIONARY — 1.1%
400,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.(a)	5.3750	03/01/29	$ 389,716
650,000	Builders FirstSource, Inc.(a)	4.2500	02/01/32	591,951
343,470	Carvana Company(a)	9.0000	06/01/31	378,284
800,000	Hertz Corporation (The)(a)	12.6250	07/15/29	525,375
500,000	KOHL'S Corporation	5.1250	05/01/31	448,573
209,000	Macy's Retail Holdings, LLC(a)	5.8750	03/15/30	207,616
600,000	Queen MergerCo, Inc.(a)	6.7500	04/30/32	613,489
800,000	Staples, Inc.(a)	10.7500	09/01/29	766,414
				3,921,418
	SOFTWARE — 1.2%
500,000	AthenaHealth Group, Inc.(a)	6.5000	02/15/30	482,925
650,000	Cloud Software Group, Inc.(a)	6.5000	03/31/29	634,478
350,000	CoreWeave, Inc.(a)	9.0000	02/01/31	316,280
400,000	McAfee Corporation(a)	7.3750	02/15/30	340,126
3,000,000	Microsoft Corporation	2.9210	03/17/52	1,788,838
1,000,000	UKG, Inc.(a)	6.8750	02/01/31	979,311
				4,541,958
	SPECIALTY FINANCE — 0.8%
400,000	Ally Financial, Inc.	6.7000	02/14/33	407,231
350,000	Freedom Mortgage Holdings, LLC(a)	9.2500	02/01/29	359,933
300,000	Midcap Financial Issuer Trust(a)	6.5000	05/01/28	300,036
300,000	Nationstar Mortgage Holdings, Inc.(a)	7.1250	02/01/32	297,000
300,000	Navient Corporation	5.5000	03/15/29	287,488
350,000	OneMain Finance Corporation	6.6250	05/15/29	354,740
400,000	PennyMac Financial Services, Inc.(a)	6.8750	05/15/32	382,650
600,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer(a)	3.8750	03/01/31	556,278
				2,945,356
	STEEL — 0.4%
700,000	Cleveland-Cliffs, Inc.(a)	6.7500	04/15/30	705,204
750,000	Cleveland-Cliffs, Inc.(a)	7.0000	03/15/32	752,760
				1,457,964

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 32.4% (Continued)
	TECHNOLOGY HARDWARE — 0.4%
750,000	Dell International, LLC / EMC Corporation	8.1000	07/15/36	$ 868,151
500,000	Seagate HDD Cayman	9.6250	12/01/32	549,973
				1,418,124
	TECHNOLOGY SERVICES — 0.4%
500,000	Block, Inc.	3.5000	06/01/31	455,833
500,000	Neptune Bidco US, Inc.(a)	9.2900	04/15/29	510,440
500,000	Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc.(a)	6.7500	08/15/32	500,879
				1,467,152
	TELECOMMUNICATIONS — 1.9%
800,000	CenturyLink, Inc.(a)	4.5000	01/15/29	763,000
500,000	Connect Finco S.A.RL / Connect US Finco, LLC(a)	9.0000	09/15/29	524,944
2,000,000	Deutsche Telekom International Finance BV	9.2500	06/01/32	2,404,792
425,000	Meridian Arc Holdco, LLC(a)	6.2500	04/30/31	408,927
400,000	PR RNO Property Owner 1, LLC(a)	6.5000	05/01/31	376,573
1,000,000	Sprint Capital Corporation	8.7500	03/15/32	1,162,260
400,000	Telecom Italia Capital S.A.	6.3750	11/15/33	412,130
400,000	Windstream Escrow, LLC / Windstream Escrow Finance Corporation(a)	8.2500	10/01/31	416,448
350,000	WULF Compute, LLC(a)	7.7500	10/15/30	363,851
				6,832,925
	TRANSPORTATION & LOGISTICS — 0.5%
750,000	Canadian Pacific Railway Company	7.1250	10/15/31	819,898
400,000	Delta Air Lines, Inc.	3.7500	10/28/29	384,519
400,000	JetBlue Airways Corp / JetBlue Loyalty, L.P.(a)	9.8750	09/20/31	348,464
400,000	United Airlines, Inc.(a)	4.6250	04/15/29	393,455
				1,946,336
	WHOLESALE - CONSUMER STAPLES — 0.2%
500,000	C&S Group Enterprises, LLC(a)	5.0000	12/15/28	460,370
400,000	US Foods, Inc.(a)	4.7500	02/15/29	394,461
				854,831
	WHOLESALE - DISCRETIONARY — 0.1%
300,000	Verde Purchaser, LLC(a)	10.5000	11/30/30	308,557
	TOTAL CORPORATE BONDS (Cost $118,507,297)			117,910,719

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

	TOTAL INVESTMENTS - 32.4% (Cost $118,507,297)			$ 117,910,719
	OTHER ASSETS IN EXCESS OF LIABILITIES- 67.6%			246,050,077
	NET ASSETS - 100.0%			$ 363,960,796

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
306	Cboe iBoxx iShares $ High Yield Corporate Bond Index Future	09/02/2026	$ 55,923,030	$ (159,960)
280	Cboe iBoxx iShares $ Investment Grade Corporate Bond Index Future	09/02/2026	40,436,200	397,120
	TOTAL FUTURES CONTRACTS			$ 237,160

BV	- Besloten Vennootschap
CBOE	- Chicago Board Options Exchange
DAC	- Designated Activity Company
LLC	- Limited Liability Company
L.P.	- Limited Partnership
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
S.A.	- Société Anonyme
ULC	- Unlimited Liability Company
H15T1Y	- US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
SOFRRATE	- United States SOFR Secured Overnight Financing Rate

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026 the total market value of 144A securities is 64,502,220 or 17.7% of net assets.
(b)	Variable rate security; the rate shown represents the rate on July 31, 2026.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOEWS HEDGED U.S. FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 82.5%
	U.S. TREASURY BILLS — 82.5%
49,000,000	United States Treasury Bill(a)			3.66	08/18/26	$ 48,926,466
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $48,918,956)

Contracts(b)
	FUTURE OPTIONS PURCHASED - 1.0%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 1.0%
161	CME E-Mini Standard & Poor's 500 Index Future	EDF	09/18/2026	$ 6,450	$ 57,631,963	$ 122,360
53	CME S&P E-mini 500 European Style Weekly Option, Week 3	EDF	08/21/2026	7,375	18,972,013	123,225
106	CME S&P E-mini 500 European Style Weekly Option, Week 3	EDF	08/21/2026	7,450	37,944,025	343,175
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $1,043,212)					588,760

	TOTAL INVESTMENTS - 83.5% (Cost $49,962,168)					$ 49,515,226
	OTHER ASSETS IN EXCESS OF LIABILITIES- 16.5%					9,771,997
	NET ASSETS - 100.0%					$ 59,287,223

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Counterparty	Expiration	Notional Amount(c)	Fair Value and Unrealized Appreciation (Depreciation)
31	CME E-Mini NASDAQ 100 Index Future		EDF	09/21/2026	$ 17,610,635	$ (967,145)
111	CME E-Mini Standard & Poor's 500 Index Future		EDF	09/21/2026	41,731,838	109,983
	TOTAL FUTURES CONTRACTS					$ (857,162)

CME	- Chicago Mercantile Exchange
EDF	- ED&F Man Capital Markets, Inc.

(a)	Zero coupon bond. Rate Shown is discount rate at time of purchase.
(b)	Each contract is equivalent to one futures contract.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOEWS HEDGED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 20.7%
	EQUITY - 20.7%
140,300	Vanguard FTSE Developed Markets ETF				$ 9,907,986
	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,670,228)

Principal Amount ($)			Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 64.6%
	U.S. TREASURY BILLS — 64.6%
31,000,000	United States Treasury Bill(a)		3.66	08/18/26		30,953,479
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $30,948,727)

Contracts(b)
	FUTURE OPTIONS PURCHASED - 1.3%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 1.3%
164	CME E- mini Russell 2000 index Future	EDF	09/18/2026	$ 2,450	$ 24,091,600	$ 51,660
54	CME E-mini Russell 2000 Index Future Weekly Option	EDF	08/21/2026	2,925	7,932,600	120,150
108	CME E-mini Russell 2000 Index Future Weekly Option	EDF	08/21/2026	2,950	15,865,200	297,000
65	CME E-mini Standard & Poor's 500 Index Future	EDF	09/18/2026	6,450	24,437,563	49,400
13	CME S&P E-mini 500 European Style Weekly Option, Week 3 EDF		08/21/2026	7,375	4,887,513	30,225
26	CME S& E-mini 500 European Style Weekly Option, Week 3 EDF		08/21/2026	7,450	9,775,025	84,175
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $829,703)					632,610

	TOTAL INVESTMENTS - 86.6% (Cost $41,448,658)					$ 41,494,075
	OTHER ASSETS IN EXCESS OF LIABILITIES- 13.4%					6,421,411
	NET ASSETS - 100.0%					$ 47,915,486
OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Counterparty	Expiration	Notional Amount(c)	Fair Value and Unrealized Appreciation (Depreciation)
7	CME E-Mini NASDAQ 100 Index Future		EDF	09/21/2026	$ 3,976,595	$ (218,388)
81	CME E-mini Russell 2000 Index Future		EDF	09/21/2026	11,898,900	(121,035)
27	CME E-Mini Standard & Poor's 500 Index Future		EDF	09/21/2026	10,150,988	26,753
32	CME E-Mini Standard & Poor's MidCap 400 Index Future		EDF	09/21/2026	12,073,280	(178,095)
	TOTAL FUTURES CONTRACTS					$ (490,765)

CME	- Chicago Mercantile Exchange
ETF	- Exchange-Traded Fund
EDF	- ED&F Man Capital Markets, Inc.
FTSE	- Financial Times Stock Exchange
(a)	Zero coupon bond. Rate Shown is discount rate at time of purchase.
(b) (C)

Each contract is equivalent to one futures contract.

The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based.  Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts.  Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments.  The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOEWS UNCONSTRAINED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 25.3%
	FIXED INCOME - 25.3%
39,200	iShares AAA CLO Active ETF	$ 2,038,204
39,900	iShares Floating Rate Bond ETF	2,037,294
118,900	PGIM AAA CLO ETF	6,098,381
	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,145,542)	10,173,879

	TOTAL INVESTMENTS - 25.3% (Cost $10,145,542)	$ 10,173,879
	OTHER ASSETS IN EXCESS OF LIABILITIES- 74.7%	30,066,221
	NET ASSETS - 100.0%	$ 40,240,100

CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund

TOEWS MANAGED RISK EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
U.S. GOVERNMENT & AGENCIES — 79.3%
U.S. TREASURY BILLS — 79.3%
44,500,000	United States Treasury Bill(a)			3.66	08/18/26	$ 44,433,219
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $44,426,399)

Contracts(b)
	FUTURE OPTIONS PURCHASED - 5.9%	Counterparty	Expiration Date	Exercise Price	Notional Value
PUT OPTIONS PURCHASED - 5.9%
152	CME E-Mini Standard & Poor's 500 Index Future	EDF	12/17/2027	$ 7,350	$ 59,952,600	$ 3,326,900
TOTAL FUTURE OPTIONS PURCHASED (Cost - $3,472,111)

	TOTAL INVESTMENTS - 85.2% (Cost $47,898,510)					$ 47,760,119
	OTHER ASSETS IN EXCESS OF LIABILITIES- 14.8%					8,323,753
	NET ASSETS - 100.0%					$ 56,083,872

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
149	CME E-Mini Standard & Poor's 500 Index Future		EDF	09/21/2026	$ 56,018,413	$ 147,635
TOTAL FUTURES CONTRACTS

CME	- Chicago Mercantile Exchange
EDF	- ED&F Man Capital Markets, Inc.

(a)	Zero coupon bond.
(b)	Each contract is equivalent to one futures contract
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.